Financial assets and liabilities - Financing activity (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Lease obligations	$ 398,000,000		$ 398,000,000		$ 408,000,000
New lease liabilities incurred during the year			38,000,000
Lease liability Repayment			(44,000,000)
Proceeds from borrowings	1,000,000	$ 34,000,000	214,000,000	$ 70,000,000
Foreign currency movements - Lease Obligations			(4,000,000)
Global Asset Based Loan Facility
Disclosure of detailed information about borrowings [line items]
Maximum Capacity Available	408,000,000		408,000,000
Proceeds from borrowings			187,000,000		$ 0
Available Borrowing Base	$ 169,000,000		$ 169,000,000